Income Taxes (Tables)	12 Months Ended
Jan. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense

The income tax provision consists of the following:

Income tax provision / (benefit) consists of the following:

	January 31, 2022	January 31, 2021
Federal
Current	$-	$-
Deferred	32,224	(184,085)
State and Local
Current
Deferred	264,248	(560,888)
Income tax provision / (benefit)	$296,472	$(744,973)

Schedule of Deferred Tax Assets and Liabilities

The Company’s deferred tax assets and liabilities consisted of the effects of temporary differences attributable to the following:

Deferred Tax Assets	Year Ended January 31, 2022	Year Ended January 31, 2021
Net operating loss carryovers	$1,152,434	$1,212,466
Share-based compensation	6,854	-
Acquisition costs	88,109	-
Capitalized start-up and organization costs	27,843	44,133
Right of use liability	798,015	571,046
Inventory	21,945	-
Interest limitation	16,224	-
Other	18,354	6,309
Total deferred tax assets	2,129,778	1,833,954

Deferred Tax Liabilities
Fixed assets	812,528	708,798
Right of use asset	868,749	380,183
Total deferred tax liabilities	1,681,277	1,088,981
Net deferred tax asset	$448,501	$744,973

Schedule of Effective Income Tax Rate Reconciliation

The expected tax provision (benefit) based on the statutory rate is reconciled with actual tax provision (benefit) as follows:

	Year Ended January 31, 2022	Year Ended January 31, 2021
US Federal statutory rate	21.00%	21.00%
State income tax, net of federal benefit	1.08	7.11
Adjustments to deferred tax assets	627.47	5.78
Change in valuation allowance	-	(65.55)
Non-deductible expenses	16.00	9.24
Income tax provision (benefit)	665.55%	(22.42)%